Financial instruments - valuation - Movement in Level 3 portfolios - Liabilities (Details) - Recurring - Level 3 - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in level 3 liabilities
Liabilities at beginning of period	£ 2,185
Liabilities at end of period	1,957	£ 2,185
IFRS9
Movement in level 3 liabilities
Liabilities at beginning of period	2,187
Amounts recorded in the income statement	(344)
Level 3 transfers in	419
Level 3 transfers out	(231)
Issuances	47
Purchases	401
Settlements	(204)
Sales	(316)
Foreign exchange and other adjustments	(2)
Liabilities at end of period	1,957	2,187
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(330)
IAS39
Movement in level 3 liabilities
Liabilities at beginning of period	£ 2,185	2,997
Amounts recorded in the income statement		(341)
Level 3 transfers in		530
Level 3 transfers out		(672)
Purchases		412
Settlements		(423)
Sales		(323)
Foreign exchange and other adjustments		5
Liabilities at end of period		2,185
Amounts recorded in the income statement in respect of balances held at year end - unrealised		595
Amounts recorded in the income statement in respect of balances held at year end - realised		£ (100)